Expense Example, No Redemption - Retail Class - Transamerica Small Cap Value	Mar. 01, 2021 USD ($)
A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 675
Expense Example, No Redemption, 3 Years	957
Expense Example, No Redemption, 5 Years	1,261
Expense Example, No Redemption, 10 Years	2,119
C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	208
Expense Example, No Redemption, 3 Years	643
Expense Example, No Redemption, 5 Years	1,103
Expense Example, No Redemption, 10 Years	2,379
I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	104
Expense Example, No Redemption, 3 Years	325
Expense Example, No Redemption, 5 Years	563
Expense Example, No Redemption, 10 Years	1,248
R6
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	94
Expense Example, No Redemption, 3 Years	293
Expense Example, No Redemption, 5 Years	509
Expense Example, No Redemption, 10 Years	$ 1,131